CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net loss	$ (21,141)	$ 11,156	$ (36,919)	$ (78,506)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	13,508	17,486	19,450	21,827
Unrealized gain (loss) on foreign currency	(1,471)	(2,623)	209	(528)
Stock based compensation	988	1,189	2,813	5,020
Deferred income tax	(94)	112	(1)	(55)
Loss on disposition of subsidiary		711
Loss (gain) on disposition of assets	250	254	(1,007)
Loss on extinguishment of debt		600
Unrealized gain from investments held in Trust Account	(500)	(500)
Provision for doubtful accounts	350	322	67	415
Changes in operating assets and liabilities:
Accounts receivable	33,483	(7,086)	4,397	(18,264)
Prepaid expenses and other current assets and prepaid expenses and other assets	4,723	2,537	(6,395)	3,875
Accounts payable	(1,731)	(1,521)	(4,603)	(10,011)
Deferred rent	(1,361)	397	(2,507)	(842)
Accrued compensation	4,353	1,429	488	1,455
Accrued expenses and other liabilities	(6,394)	2,086	6,309	879
Deferred revenue	2,869	1,004	(2,544)	1,992
Net cash used in operating activities	27,832	27,553	(20,243)	(72,743)
Investing activities:
Capital expenditures	(3,755)	(4,708)	(423)	(5,959)
Capitalization of internal-use software	(7,987)	(9,830)	(8,166)	(11,906)
Purchases of marketable securities			(48)	(124,950)
Proceeds from sales and maturities of marketable securities			25,000	250,000
Cash of disposed subsidiary, less proceeds on disposition		(265)
Net cash used in investing activities	(11,742)	(14,803)	16,363	107,185
Financing activities:
Proceeds from exercise of stock options	96	159	195	640
Borrowings from revolving credit facility		19,896
Borrowings from secured borrowing facility	137,609	217,382
Repayments on secured borrowing facility	(120,511)	(217,982)
Net cash provided by financing activities	17,194	19,455	195	640
Effect of currency translation on cash and cash equivalents	(632)	(103)	264	(378)
Net change in cash	32,652	32,102	(3,421)	34,704
Cash - beginning of the period	74,024	74,024	77,445	42,741
Cash - end of the period	106,676	106,126	74,024	77,445
Supplemental disclosure of cash flow information:
Cash paid for income taxes, net	177	83	415	1,117
Cash paid for interest	208	1,096	270	271
Non-cash investing and financing activities:
Accounts payable and accrued expenses related to property and equipment	$ 112	$ 129	$ 187	$ 191